Cash and cash equivalents and Marketable securities (Policies)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents And Marketable Securities
Accounting policy for cash and cash equivalents

7.1.1.	Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

Accounting policy for marketable securities

7.2.1.	Accounting policy for marketable securities

Marketable securities are initially measured at fair value and their subsequent measurement depends on their classification:

·	Amortized cost: when the contractual terms of the security give rise on specified dates to cash flows arising only from payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold the security in order to collect contractual cash flows. The interest income is based on the effective interest method.
·	Fair value through profit or loss: all other marketable securities.